Dividends	12 Months Ended
Dec. 31, 2020
Dividends.
Dividends

31.  Dividends

On March 26, 2021, the board of directors declared a dividend of US$0.51 per ADS, or US$0.0255 per common share, for the fourth quarter of 2020, which is expected to be paid on April 30, 2021 to shareholders of record as of the close of business on April 19, 2021.